Condensed Consolidated and Combined Carve-Out Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Time charter and bareboat revenues	$ 22,116	$ 17,268	$ 43,882	$ 30,480
Loss of hire insurance recoveries				250
Other income	3		11
Total revenues (note 4, 5 and 10)	22,119	17,268	43,893	30,730
Operating expenses: (note 10)
Vessel operating expenses	4,324	3,251	8,921	6,031
Depreciation and amortization	6,782	5,340	13,562	10,680
General and administrative expenses	1,461	1,269	2,504	3,399
Total operating expenses	12,567	9,860	24,987	20,110
Operating income	9,552	7,408	18,906	10,620
Finance income (expense) (note 10):
Interest income	3	3	4	9
Interest expense	(3,856)	(2,529)	(6,569)	(5,289)
Other finance expense	(914)	(492)	(1,135)	(1,648)
Realized and unrealized loss on derivative instruments (note 6)	(2,342)	(434)	(2,296)	(87)
Net gain (loss) on foreign currency transactions	36	15	12	142
Total finance expense	(7,073)	(3,437)	(9,984)	(6,873)
Income before income taxes	2,479	3,971	8,922	3,747
Income tax benefit (expense) (note 9)	18		(1)	(2,942)
Net income	2,497	3,971	8,921	805
General Partner's interest in net income	50	79	177	16
Limited Partner's interest in net income	$ 2,447	$ 3,892	$ 8,744	$ 789